Business Combination (Details)			12 Months Ended
	Jan. 23, 2025 PHP (₱) shares	Oct. 06, 2023 SGD ($) shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 SGD ($)
Business Acquisition [Line Items]
Goodwill					$ 2,213,460	$ 1,734,958	$ 2,213,460	$ 1,734,958	$ 2,213,460
Fair value of intangible assets					1,944,044	1,523,784	$ 1,944,044
Contractual amount receivable					190,283
Percentage of shares issued and outstanding	99.99%
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition related cost			$ 90,375	$ 68,502
Ohmyhome (BVI) Limited [Member]
Business Acquisition [Line Items]
Total consideration amount | ₱	₱ 1,999,000
Consideration shares (in Shares) | shares	19,999
Simply Sakal Pte Ltd [Member]
Business Acquisition [Line Items]
Total consideration amount		$ 4,502,793
Consideration share amount		$ 750,000
Consideration shares (in Shares) | shares		171,384
Goodwill		$ 2,213,460			2,213,460	1,677,753
Fair value of intangible assets					$ 1,944,044	$ 1,473,542
Simply Sakal Pte Ltd [Member] | Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Total consideration amount		4,712,000
Cash		1,712,000
Consideration share amount		3,000,000
First Tranche [Member] | Simply Sakal Pte Ltd [Member]
Business Acquisition [Line Items]
Consideration share amount		$ 513,600
Simply Sakal Pte Ltd [Member] | Ohmyhome (BVI) Limited [Member]
Business Acquisition [Line Items]
Ownership percentage		100.00%